Tax-Managed International Equity Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 9.2%
AGL Energy, Ltd.	18,091	$158,143
Ampol, Ltd.	7,108	141,521
ASX, Ltd.(1)	638	34,862
Atlas Arteria, Ltd.	10,339	49,831
Atlassian Corp. PLC, Class A(2)	1,600	369,808
Aurizon Holdings, Ltd.	7,700	21,719
AusNet Services	95,565	125,801
BHP Group, Ltd.	8,972	299,207
Brambles, Ltd.	17,422	140,180
Charter Hall Group(1)	4,698	48,542
Charter Hall Long Wale REIT	6,388	22,387
Coca-Cola Amatil, Ltd.	15,577	155,055
Commonwealth Bank of Australia	4,049	257,078
Computershare, Ltd.	10,972	119,756
Cromwell Property Group	20,061	12,368
CSL, Ltd.	2,517	521,828
Dexus	13,975	95,703
Domain Holdings Australia, Ltd.	29,017	109,724
Domino’s Pizza Enterprises, Ltd.(1)	933	65,245
GPT Group (The)	22,015	72,348
GWA Group, Ltd.(1)	11,241	29,441
Hansen Technologies, Ltd.	14,633	43,115
Harvey Norman Holdings, Ltd.(1)	17,000	68,851
IDP Education, Ltd.(1)	3,186	55,453
Inghams Group, Ltd.(1)	17,894	44,889
Integrated Research, Ltd.	9,777	18,993
IRESS, Ltd.(1)	3,720	28,267
James Hardie Industries PLC CDI(2)	4,004	111,915
JB Hi-Fi, Ltd.(1)	3,464	136,143
Medibank Pvt, Ltd.	16,474	36,594
Mirvac Group	41,842	75,506
National Australia Bank, Ltd.	5,991	107,389
Newcrest Mining, Ltd.	2,354	44,741
NEXTDC, Ltd.(2)	5,120	45,083
Northern Star Resources, Ltd.	3,606	34,896
Orica, Ltd.	4,147	48,137
Qantas Airways, Ltd.(2)	19,011	65,048
REA Group, Ltd.(1)	1,183	131,495
Rio Tinto, Ltd.	2,262	189,327
Santos, Ltd.	28,331	139,638
Scentre Group(1)	51,564	106,822
Shopping Centres Australasia Property Group	20,523	36,291
Sonic Healthcare, Ltd.	1,319	34,471
Spark Infrastructure Group(1)	66,000	110,598

Security	Shares	Value
Suncorp Group, Ltd.	4,024	$30,830
Sydney Airport(1)(2)	17,791	77,307
Tabcorp Holdings, Ltd.	26,454	80,166
Technology One, Ltd.(1)	10,774	70,754
Telstra Corp., Ltd.	44,335	105,290
TPG Telecom, Ltd.(1)(2)	20,255	113,714
Transurban Group(1)	15,294	154,104
Vocus Group, Ltd.(2)	38,063	119,065
Washington H. Soul Pattinson & Co., Ltd.(1)	4,310	89,278
Wesfarmers, Ltd.	7,953	330,124
Westpac Banking Corp.	8,556	137,163
Woodside Petroleum, Ltd.	7,652	142,033
Woolworths Group, Ltd.	14,196	441,549

		$6,455,586

Austria — 1.2%
ams AG(2)	3,049	$76,264
ANDRITZ AG	1,052	49,976
BAWAG Group AG(2)(3)	822	35,739
CA Immobilien Anlagen AG	2,034	87,600
Erste Group Bank AG(2)	2,269	69,293
IMMOFINANZ AG(2)	1,276	26,955
Lenzing AG(2)	466	59,918
Oesterreichische Post AG(1)	768	32,479
OMV AG	2,540	106,583
S&T AG(2)	1,191	31,258
Telekom Austria AG	8,000	60,889
Verbund AG	1,229	110,773
Wienerberger AG	1,663	56,479

		$804,206

Belgium — 2.2%
Ackermans & van Haaren NV	184	$28,123
Ageas S.A./NV	1,164	59,593
Anheuser-Busch InBev S.A./NV	2,330	146,260
Barco NV(1)	4,389	84,789
Befimmo S.A.	1,120	47,634
Bekaert S.A.	2,338	80,421
bpost S.A.(2)	3,481	41,183
Cofinimmo S.A.	488	72,955
D’Ieteren S.A./NV	637	50,223
Econocom Group S.A./NV	10,730	33,149
Elia Group S.A./NV	938	112,885
Etablissements Franz Colruyt NV	478	29,486
Euronav S.A.	5,526	44,282
Groupe Bruxelles Lambert S.A.	459	45,404
KBC Ancora(2)	539	21,020
Orange Belgium S.A.	3,259	87,907
Proximus SADP	5,756	121,297
Sofina S.A.	150	48,489
Solvay S.A.(1)	1,005	114,309
Tessenderlo Group S.A.(2)	1,340	57,174
UCB S.A.	1,564	161,956
Warehouses De Pauw CVA	2,032	72,960

		$1,561,499

Security	Shares	Value
Denmark — 2.1%
ALK-Abello A/S(2)	138	$53,959
Bakkafrost P/F(2)	532	37,458
Carlsberg A/S, Class B	904	132,067
Chr. Hansen Holding A/S(2)	607	54,915
Drilling Co. of 1972 A/S (The)(2)	483	13,224
DSV PANALPINA A/S	558	87,062
Novo Nordisk A/S, Class B	2,404	167,482
Novozymes A/S, Class B	1,992	119,557
Orsted A/S(3)	1,200	227,912
Pandora A/S	1,743	167,723
Ringkjoebing Landbobank A/S	652	57,277
Rockwool International A/S, Class B	97	36,593
Royal Unibrew A/S	227	22,408
SimCorp A/S	792	102,512
Sydbank A/S(2)	1,310	27,218
Topdanmark A/S	972	44,881
Tryg A/S	1,584	49,279
Vestas Wind Systems A/S	342	73,434

		$1,474,961

Finland — 2.3%
Citycon Oyj(1)	2,400	$23,513
Elisa Oyj	2,351	139,971
Fortum Oyj	7,644	184,892
Huhtamaki Oyj	736	36,090
Kemira Oyj	2,727	46,160
Kesko Oyj, Class B	7,675	199,294
Kone Oyj, Class B	1,249	98,228
Neste Oyj	2,706	190,612
Nokia Oyj(2)	23,544	113,143
Nordea Bank Abp(2)	10,249	83,065
Orion Oyj, Class B(1)	2,432	111,584
Sampo Oyj, Class A	1,342	56,420
TietoEVRY Oyj	956	31,412
Tokmanni Group Corp.	7,427	143,770
UPM-Kymmene Oyj	2,265	80,933
Valmet Oyj	1,377	44,082

		$1,583,169

France — 8.8%
Air Liquide S.A.	4,818	$787,969
Alstom S.A.(2)	840	45,544
Altarea SCA	208	34,677
Alten S.A.(2)	634	66,753
Atos SE(2)	1,046	80,270
AXA S.A.	8,332	184,590
BNP Paribas S.A.(2)	1,912	91,691
Bouygues S.A.	1,100	43,155
Cie Generale des Etablissements Michelin SCA	623	85,854
CNP Assurances(2)	2,759	41,816
Covivio	1,309	107,482
Danone S.A.	2,873	191,050
Dassault Systemes SE	1,540	307,420
Devoteam S.A.(2)	373	44,298

Security	Shares	Value
Engie S.A.(2)	22,570	$350,270
EssilorLuxottica S.A.	1,642	232,273
Eurazeo SE(2)	634	44,402
Gecina S.A.	1,055	149,888
Getlink SE(2)	2,197	33,857
Hermes International	100	102,034
Klepierre S.A.(1)	3,270	78,373
Legrand S.A.	560	51,457
LVMH Moet Hennessy Louis Vuitton SE	650	392,987
Orange S.A.	31,518	369,909
Pernod-Ricard S.A.	1,615	304,366
Safran S.A.(2)	692	86,990
Sanofi	5,890	553,944
SCOR SE(2)	1,880	57,168
Societe BIC S.A.	422	24,085
Suez S.A.	5,207	106,866
Teleperformance	177	57,894
Thales S.A.	600	53,836
TOTAL SE	11,380	479,648
Veolia Environnement S.A.	5,261	140,196
Vinci S.A.	1,159	107,472
Vivendi S.A.	3,886	119,411
Wendel SE	356	41,099
Worldline S.A.(2)(3)	1,186	100,253

		$6,151,247

Germany — 9.0%
adidas AG(2)	579	$183,589
Allianz SE	1,358	306,920
Aroundtown S.A.	9,891	68,666
BASF SE	6,113	472,450
Bayer AG	2,172	131,456
Bayerische Motoren Werke AG	1,291	109,307
Beiersdorf AG	2,259	246,581
Continental AG	589	82,433
Delivery Hero SE(2)	754	114,521
Deutsche Boerse AG	570	91,515
Deutsche Lufthansa AG(2)	2,863	36,883
Deutsche Telekom AG	26,429	469,975
Deutsche Wohnen SE	3,837	189,880
E.ON SE	27,081	286,477
Fraport AG Frankfurt Airport Services Worldwide(2)	341	18,474
Fresenius SE & Co. KGaA	2,385	106,211
HeidelbergCement AG	818	60,466
Henkel AG & Co. KGaA	2,341	218,895
Hochtief AG	235	21,850
HUGO BOSS AG	915	32,569
Knorr-Bremse AG	346	45,787
KWS Saat SE and Co. KGaA	425	37,179
Merck KGaA	988	164,669
Metro AG	7,704	89,897
MTU Aero Engines AG	354	82,140
Muenchener Rueckversicherungs-Gesellschaft AG	660	175,004

Security	Shares	Value
Puma SE(2)	927	$90,710
QIAGEN NV(2)	1,735	94,069
Rational AG	97	93,244
RWE AG	7,472	320,984
SAP SE	4,054	514,404
Siemens AG	2,649	410,436
Siemens Energy AG(2)	1,324	48,927
Siemens Healthineers AG(3)	1,428	80,084
Symrise AG	1,413	175,839
TAG Immobilien AG	1,340	41,147
Telefonica Deutschland Holding AG	39,958	109,503
Vonovia SE	4,578	305,673
Zalando SE(2)(3)	1,079	123,719

		$6,252,533

Hong Kong — 4.4%
AIA Group, Ltd.	17,000	$204,965
Alibaba Health Information Technology, Ltd.(2)	102,000	317,993
ASM Pacific Technology, Ltd.	3,600	52,277
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	33,000	35,397
BOC Hong Kong Holdings, Ltd.	7,000	20,874
Budweiser Brewing Co. APAC Ltd.(3)	48,200	161,151
Cafe de Coral Holdings, Ltd.	22,000	45,168
China Youzan, Ltd.(2)	332,000	142,527
Chow Tai Fook Jewellery Group, Ltd.	63,400	76,118
CK Hutchison Holdings, Ltd.	22,000	151,823
CLP Holdings, Ltd.	15,000	140,768
Dairy Farm International Holdings, Ltd.	13,400	57,671
Hang Lung Properties, Ltd.	14,000	37,204
Hang Seng Bank, Ltd.	2,400	43,283
Henderson Land Development Co., Ltd.	15,260	62,413
HK Electric Investments & HK Electric Investments, Ltd.	34,000	33,561
HKBN, Ltd.	35,000	50,633
HKT Trust and HKT, Ltd.	89,000	117,140
Hong Kong & China Gas Co., Ltd.	71,578	102,803
Hong Kong Exchanges & Clearing, Ltd.	2,200	140,651
Hongkong Land Holdings, Ltd.	8,100	37,344
Jardine Matheson Holdings, Ltd.	2,800	161,384
Jardine Strategic Holdings, Ltd.	1,800	46,665
Kerry Properties, Ltd.	10,000	25,881
Link REIT	9,000	78,077
MTR Corp., Ltd.	12,500	72,541
Nexteer Automotive Group, Ltd.	48,000	76,967
NOVA Group Holdings, Ltd.	80,000	1,169
NWS Holdings, Ltd.	25,000	24,037
Power Assets Holdings, Ltd.	14,000	74,293
Sands China, Ltd.	24,000	95,312
Shangri-La Asia, Ltd.(2)	48,000	40,789
SJM Holdings, Ltd.	36,000	38,599
Sun Hung Kai Properties, Ltd.	5,000	68,301
SUNeVision Holdings, Ltd.	42,000	37,976
Swire Pacific, Ltd., Class A	4,000	24,998
Town Health International Medical Group, Ltd.(2)(4)	266,000	0

Security	Shares	Value
VSTECS Holdings, Ltd.	60,000	$52,384
VTech Holdings, Ltd.	3,500	27,980
Wharf Real Estate Investment Co., Ltd.	10,000	52,816
Yue Yuen Industrial Holdings, Ltd.	22,000	47,857

		$3,079,790

Ireland — 2.1%
AIB Group PLC(1)(2)	31,309	$55,673
Bank of Ireland Group PLC(2)	36,925	137,172
CRH PLC(2)	6,065	248,876
Flutter Entertainment PLC(2)	1,363	253,782
Grafton Group PLC	3,665	43,274
ICON PLC(2)	980	199,734
Irish Residential Properties REIT PLC	42,500	74,668
Kerry Group PLC, Class A	1,947	264,221
Kingspan Group PLC(2)	2,175	147,651
UDG Healthcare PLC	4,495	50,119

		$1,475,170

Israel — 2.4%
Amot Investments, Ltd.	5,499	$30,288
Azrieli Group, Ltd.	1,206	73,313
Bank Hapoalim B.M.(2)	8,234	57,944
Bank Leumi Le-Israel B.M.	9,550	58,851
Bezeq The Israeli Telecommunication Corp., Ltd.(2)	126,713	130,589
Check Point Software Technologies, Ltd.(2)	385	49,180
Elbit Systems, Ltd.	637	87,919
Electra, Ltd.	173	90,912
Fattal Holdings 1998, Ltd.(2)	817	79,206
First International Bank of Israel, Ltd.	1,152	30,081
ICL Group, Ltd	34,547	183,795
Kenon Holdings, Ltd.	2,504	67,962
Maytronics, Ltd.	4,367	75,781
Melisron, Ltd.	729	37,433
Mizrahi Tefahot Bank, Ltd.	1,469	34,164
Nice, Ltd.(2)	490	127,759
Paz Oil Co., Ltd.	650	63,891
Reit 1, Ltd.	7,407	34,105
Shufersal, Ltd.	7,005	58,260
Strauss Group, Ltd.	3,028	86,331
Teva Pharmaceutical Industries, Ltd. ADR(2)	15,917	187,502

		$1,645,266

Italy — 4.4%
Assicurazioni Generali SpA	4,184	$71,408
ASTM SpA(2)	2,079	46,258
Atlantia SpA(2)	4,194	66,441
Autogrill SpA(1)(2)	2,584	13,676
Bio-On SpA(2)(4)	2,850	0
Brunello Cucinelli SpA(1)(2)	1,252	50,117
Cementir Holding NV	6,913	56,797
COSMO Pharmaceuticals NV(1)(2)	417	38,070
Davide Campari-Milano NV	18,866	202,778
De’Longhi SpA	1,200	43,066
DiaSorin SpA	977	213,654
Enav SpA(3)	5,849	24,788

Security	Shares	Value
Enel SpA	29,175	$289,357
Eni SpA	21,212	214,258
Ferrari NV	1,054	219,326
Infrastrutture Wireless Italiane SpA(3)	25,801	277,082
Interpump Group SpA	778	34,893
Intesa Sanpaolo SpA(2)	69,966	152,533
Italgas SpA	7,381	44,269
Italmobiliare SpA	1,360	45,215
Leonardo SpA	4,673	32,378
Mediaset SpA(2)	9,790	25,330
Mediobanca Banca di Credito Finanziario SpA(2)	2,651	23,592
Poste Italiane SpA(3)	5,564	54,371
Prada SpA(2)	6,900	42,400
RAI Way SpA(3)	4,122	25,425
Recordati Industria Chimica e Farmaceutica SpA	2,026	104,844
Reply SpA	996	121,837
Retelit SpA	14,503	40,093
Salvatore Ferragamo SpA(2)	2,265	44,056
Saras SpA(1)(2)	14,538	9,539
STMicroelectronics NV	7,572	303,549
Technogym SpA(1)(2)(3)	2,741	27,998
Terna Rete Elettrica Nazionale SpA	8,968	65,037
UnipolSai Assicurazioni SpA	10,716	27,144

		$3,051,579

Japan — 12.7%
Activia Properties, Inc.	6	$23,992
Aeon Mall Co., Ltd.	1,800	29,140
Air Water, Inc.	2,000	32,335
Ajinomoto Co., Inc.	2,100	49,657
ANA Holdings, Inc.(2)	1,100	23,392
Asahi Group Holdings, Ltd.	1,200	48,447
Asahi Kasei Corp.	6,000	66,719
Bandai Namco Holdings, Inc.	1,300	110,852
Bridgestone Corp.	900	33,532
Canon, Inc.	3,000	66,364
Central Japan Railway Co.	200	28,638
Chubu Electric Power Co., Inc.	6,200	75,936
Chugai Pharmaceutical Co., Ltd.	2,700	141,289
Chugoku Electric Power Co., Inc. (The)	4,500	55,489
Citizen Watch Co., Ltd.	8,200	24,934
Daicel Corp.	3,400	25,864
Daido Steel Co., Ltd.	700	28,645
Daiichi Sankyo Co., Ltd.	3,600	115,888
Daikin Industries, Ltd.	500	105,566
Daiwa House REIT Investment Corp.	23	61,958
Daiwa Securities Group, Inc.	7,000	33,316
Dentsu Group, Inc.	1,000	31,895
East Japan Railway Co.	600	39,577
ENEOS Holdings, Inc.	37,400	151,573
Fast Retailing Co., Ltd.	100	85,952
Frontier Real Estate Investment Corp.	8	32,821
FUJIFILM Holdings Corp.	1,700	97,379

Security	Shares	Value
GLP J-REIT	28	$45,109
Hankyu Hanshin Holdings, Inc.	1,000	32,355
Hirose Electric Co., Ltd.	315	49,458
Hitachi, Ltd.	1,900	78,271
Hulic Co., Ltd.	4,000	45,224
Inpex Corp.	11,000	63,674
ITOCHU Corp.(1)	1,500	42,958
Iwatani Corp.	1,000	61,681
Japan Airlines Co., Ltd.(2)	900	16,065
Japan Exchange Group, Inc.	2,100	49,025
Japan Hotel REIT Investment Corp.	63	31,735
Japan Post Bank Co., Ltd.(1)	4,800	41,506
Japan Post Holdings Co., Ltd.	5,300	42,149
Japan Prime Realty Investment Corp.	11	38,809
Japan Real Estate Investment Corp.	11	67,032
Japan Retail Fund Investment Corp.	31	58,824
Japan Tobacco, Inc.	3,200	63,566
JFE Holdings, Inc.(2)	4,200	36,441
Kajima Corp.	2,000	26,797
Kakaku.com, Inc.	1,900	55,029
Kamigumi Co., Ltd.	1,500	26,462
Kansai Electric Power Co., Inc. (The)	8,700	85,298
Kansai Paint Co., Ltd.	1,400	41,209
Kao Corp.	1,000	72,557
KDDI Corp.	6,400	188,113
Kenedix Office Investment Corp.	6	38,618
Keyence Corp.	400	214,752
Kintetsu Group Holdings Co., Ltd.	800	33,671
Kirin Holdings Co., Ltd.	2,400	51,586
Kuraray Co., Ltd.	2,500	26,784
Kyushu Electric Power Co., Inc.	4,800	44,530
Lion Corp.	2,100	47,997
Makita Corp.	1,000	47,720
Marubeni Corp.	7,000	46,510
Maruichi Steel Tube, Ltd.	1,200	25,908
MEIJI Holdings Co., Ltd.	500	34,130
Mitsubishi Chemical Holdings Corp.	5,000	34,200
Mitsubishi Corp.	1,300	32,932
Mitsubishi Estate Co., Ltd.	5,400	85,428
Mitsubishi UFJ Financial Group, Inc.	32,200	145,408
Mitsui & Co., Ltd.	3,900	72,363
Mizuho Financial Group, Inc.	6,730	88,717
Mori Hills REIT Investment Corp.	25	34,850
MS&AD Insurance Group Holdings, Inc.	1,800	51,788
Murata Manufacturing Co., Ltd.	1,500	144,072
NEC Corp.	1,500	81,613
Nexon Co., Ltd.	1,200	36,412
NH Foods, Ltd.	1,000	42,853
Nintendo Co., Ltd.	300	172,691
Nippon Accommodations Fund, Inc.	8	44,023
Nippon Building Fund, Inc.	11	66,441
Nippon Paint Holdings Co., Ltd.	1,200	107,910
Nippon Prologis REIT, Inc.	26	84,757

Security	Shares	Value
Nippon Sanso Holdings Corp.	1,300	$25,060
Nippon Shokubai Co., Ltd.	600	33,605
Nippon Steel Corp.(2)	4,500	51,982
Nippon Telegraph & Telephone Corp.	6,800	169,958
Nissan Chemical Corp.	900	51,263
Nissin Foods Holdings Co., Ltd.	400	34,574
Nitori Holdings Co., Ltd.	400	79,385
Nomura Real Estate Master Fund, Inc.	21	31,974
Nomura Research Institute, Ltd.	2,000	67,369
NTT Data Corp.	4,400	63,189
Obic Co., Ltd.	300	56,131
Oji Holdings Corp.	4,300	25,996
Olympus Corp.	5,100	92,212
Ono Pharmaceutical Co., Ltd.	2,500	74,623
Oriental Land Co., Ltd.	500	78,256
ORIX Corp.	3,500	56,161
Orix JREIT, Inc.	26	43,598
Otsuka Holdings Co., Ltd.	2,400	102,483
Pan Pacific International Holdings Corp.	2,000	44,912
Rakuten, Inc.	3,000	29,528
Recruit Holdings Co., Ltd.	2,300	100,044
Resona Holdings, Inc.	7,500	26,035
Ricoh Co., Ltd.	4,000	30,328
Rinnai Corp.	600	62,669
Sekisui House, Ltd.(1)	2,000	38,641
Seven & i Holdings Co., Ltd.	2,200	84,014
Shikoku Electric Power Co., Inc.	5,200	35,412
Shimadzu Corp.	1,200	45,877
Shimano, Inc.	300	70,342
Shin-Etsu Chemical Co., Ltd.	1,300	226,302
Shionogi & Co., Ltd.	1,100	59,719
SoftBank Corp.	4,000	52,546
Sompo Holdings, Inc.	1,600	63,892
Sony Corp.	1,600	153,140
Subaru Corp.	1,100	21,131
Sumitomo Corp.	1,600	21,239
Sumitomo Mitsui Financial Group, Inc.	3,500	108,739
Sumitomo Mitsui Trust Holdings, Inc.	1,500	44,877
Suntory Beverage & Food, Ltd.	900	31,439
Suzuki Motor Corp.	1,000	45,128
Sysmex Corp.	500	58,331
Taiheiyo Cement Corp.	1,500	37,346
Takeda Pharmaceutical Co., Ltd.	3,800	133,644
TEIJIN, Ltd.	1,400	25,612
Terumo Corp.	1,800	69,958
Toho Gas Co., Ltd.	1,500	88,179
Tokio Marine Holdings, Inc.	2,000	98,242
Tokyo Gas Co., Ltd.	3,800	83,268
Tokyu Corp.	2,000	23,516
Toppan Printing Co., Ltd.	2,000	28,444
Toray Industries, Inc.	9,300	60,680
Toshiba Corp.(1)	1,800	58,781
Toyo Suisan Kaisha, Ltd.	1,000	49,214

Security	Shares	Value
Toyobo Co., Ltd.	1,800	$22,592
Toyota Motor Corp.	2,600	182,353
Trend Micro, Inc.(2)	600	33,021
Tsuruha Holdings, Inc.	200	26,558
Unicharm Corp.	1,500	67,274
United Urban Investment Corp.	36	48,979
West Japan Railway Co.	400	21,324
Yakult Honsha Co., Ltd.	600	30,646
Yamato Holdings Co., Ltd.	2,000	49,621
Yamato Kogyo Co., Ltd.	1,000	25,272
Yamazaki Baking Co., Ltd.	2,000	36,822
Z Holdings Corp.	11,200	69,578

		$8,882,189

Netherlands — 4.6%
ABN AMRO Bank NV(2)(3)	1,800	$18,799
Accell Group(2)	1,483	52,529
Akzo Nobel NV	2,765	281,475
Arcadis NV(2)	949	33,272
ASML Holding NV	970	517,838
ASR Nederland NV	1,620	62,798
Corbion NV	2,072	121,004
Eurocommercial Properties NV(2)	1,255	24,218
Euronext NV(3)	412	44,371
GrandVision NV(2)(3)	1,280	38,018
IMCD NV	840	104,247
ING Groep NV(2)	19,984	177,685
JDE Peet’s NV(2)	4,140	159,635
Koninklijke KPN NV	80,454	251,338
Koninklijke Philips NV(2)	7,493	408,437
Koninklijke Vopak NV	1,452	73,490
NN Group NV	1,992	82,970
NSI NV	1,000	41,230
Pharming Group NV(1)(2)	14,084	19,993
Prosus NV	2,848	332,734
Randstad NV(2)	1,087	67,913
SBM Offshore NV	4,496	77,173
Signify NV(2)(3)	769	36,694
Wolters Kluwer NV	2,003	166,430

		$3,194,291

New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(1)(2)	5,085	$41,936
Auckland International Airport, Ltd.(2)	12,240	65,116
Contact Energy, Ltd.	9,580	55,910
Fisher & Paykel Healthcare Corp., Ltd.	3,040	75,342
Fletcher Building, Ltd.(2)	27,491	122,194
Goodman Property Trust	27,739	44,809
Mercury NZ, Ltd.	13,643	69,576
Precinct Properties New Zealand, Ltd.	27,851	34,380
Pushpay Holdings, Ltd.(2)	16,676	19,646
Restaurant Brands New Zealand, Ltd.(2)	1,138	9,584
SKYCITY Entertainment Group, Ltd.	23,126	50,387
Spark New Zealand, Ltd.	29,667	101,857
Xero, Ltd.(2)	655	64,615

Security	Shares	Value
Z Energy, Ltd.(2)	22,601	$47,722

		$803,074

Norway — 2.2%
Atea ASA	6,274	$95,460
Borregaard ASA	2,485	45,480
DNB ASA(2)	4,962	96,602
Entra ASA(1)(3)	6,540	145,550
Equinor ASA	6,138	110,000
Europris ASA(3)	9,810	54,321
Fjordkraft Holding ASA(3)	4,604	39,104
Gjensidige Forsikring ASA	1,701	39,116
Golar LNG, Ltd.(1)(2)	2,500	27,075
Kongsberg Gruppen ASA	1,873	36,230
Mowi ASA	4,027	89,202
Nordic Nanovector ASA(1)(2)	8,892	14,125
Opera, Ltd. ADR(2)	6,200	53,382
Orkla ASA	8,207	79,778
Scatec ASA	3,300	124,869
SFL Corp, Ltd.	2,400	15,168
SpareBank 1 SR-Bank ASA(2)	2,455	26,928
Telenor ASA	9,462	156,089
Tomra Systems ASA	2,037	93,226
Veidekke ASA	3,671	44,143
Yara International ASA	3,318	154,288

		$1,540,136

Portugal — 1.1%
Banco Comercial Portugues S.A.(2)	599,339	$83,028
Corticeira Amorim SGPS S.A.	4,721	63,794
CTT - Correios de Portugal S.A.(2)	18,519	53,628
EDP - Energias de Portugal S.A.	19,728	123,757
EDP Renovaveis S.A.	1,584	43,380
Galp Energia SGPS S.A., Class B	11,834	118,779
Jeronimo Martins SGPS S.A.	7,890	129,026
Navigator Co. S.A. (The)	20,914	62,767
NOS SGPS S.A.	22,214	76,603
Semapa-Sociedade de Investimento e Gestao	1,523	16,175

		$770,937

Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$54,222
CapitaLand Integrated Commercial Trust	30,560	48,824
ComfortDelGro Corp., Ltd.	36,500	43,310
Ezion Holdings, Ltd.(2)(4)	160,000	0
Flex, Ltd.(2)	7,557	133,305
Genting Singapore, Ltd.	146,700	94,150
Hutchison Port Holdings Trust	187,500	38,291
Jardine Cycle & Carriage, Ltd.	2,600	42,042
Keppel Infrastructure Trust	106,657	44,476
Mapletree Industrial Trust	17,200	37,036
Mapletree Logistics Trust	30,900	45,829
Oversea-Chinese Banking Corp., Ltd.	14,700	113,929
Raffles Medical Group, Ltd.	38,400	26,938
SATS, Ltd.(2)	7,300	21,073
Sembcorp Industries, Ltd.	21,400	26,441

Security	Shares	Value
Singapore Airlines, Ltd.(2)	14,800	$45,652
Singapore Exchange, Ltd.	7,000	52,003
Singapore Post, Ltd.	26,100	13,516
Singapore Technologies Engineering, Ltd.	19,500	54,368
Singapore Telecommunications, Ltd.	108,900	192,921
Suntec Real Estate Investment Trust	27,000	32,350
United Overseas Bank, Ltd.	4,500	79,064
Venture Corp., Ltd.	5,000	74,310
Wilmar International, Ltd.	58,400	231,144

		$1,545,194

Spain — 4.4%
Acerinox S.A.	4,630	$51,409
Aena SME S.A.(2)(3)	685	105,638
Almirall S.A.	5,461	74,769
Amadeus IT Group S.A.	5,033	321,323
Applus Services S.A.(2)	2,203	22,034
Banco Bilbao Vizcaya Argentaria S.A.	32,747	149,415
Banco Santander S.A.(2)	77,696	226,787
CaixaBank S.A.	13,396	33,805
Cellnex Telecom S.A.(3)	2,405	140,894
Cia de Distribucion Integral Logista Holdings S.A.	1,300	24,456
Ebro Foods S.A.(1)	2,380	51,894
Endesa S.A.	1,800	46,003
Faes Farma S.A.	13,216	58,911
Ferrovial S.A.	5,255	125,981
Grifols S.A.(1)	6,503	191,433
Iberdrola S.A.	26,615	360,345
Iberdrola S.A.	380	5,161
Industria de Diseno Textil S.A.	10,118	300,082
Merlin Properties Socimi S.A.	21,513	206,042
Red Electrica Corp. S.A.	1,244	23,621
Repsol S.A.	38,859	381,742
Telefonica S.A.	34,463	148,704
Tubacex S.A.(2)	12,500	20,042

		$3,070,491

Sweden — 4.6%
Alfa Laval AB(2)	2,000	$52,413
Arjo AB, Class B	8,801	65,368
Assa Abloy AB, Class B	2,883	71,302
Avanza Bank Holding AB	5,229	142,484
Axfood AB	2,453	58,952
BillerudKorsnas AB	2,548	45,533
BioGaia AB, Class B	921	51,151
Bonava AB, Class B(1)(2)	2,000	21,136
Castellum AB	6,400	153,545
Elekta AB, Class B	9,796	140,754
Epiroc AB, Class A	2,897	55,503
Essity AB, Class B	4,649	148,493
Evolution Gaming Group AB(3)	903	87,874
Fabege AB	7,085	105,578
Fingerprint Cards AB, Class B(1)(2)	20,825	48,460
Granges AB(2)	4,911	56,383

Security	Shares	Value
Hennes & Mauritz AB, Class B(2)	4,570	$97,704
Holmen AB, Class B	2,532	115,913
Husqvarna AB, Class B	3,790	46,892
ICA Gruppen AB	1,559	78,144
JM AB	2,031	70,887
Lundin Energy AB	4,713	128,019
Modern Times Group MTG AB, Class B(1)(2)	3,758	56,954
Mycronic AB	2,681	75,153
Nibe Industrier AB, Class B	1,531	51,104
Nordic Entertainment Group AB, Class B(2)	1,265	66,035
Nyfosa AB(2)	5,600	54,109
Pandox AB(2)	1,500	22,524
Securitas AB, Class B	1,900	29,276
Skandinaviska Enskilda Banken AB, Class A(2)	10,460	113,799
Skanska AB, Class B	1,238	31,990
Svenska Cellulosa AB SCA, Class B(1)(2)	9,048	159,379
Svenska Handelsbanken AB, Class A(2)	9,558	95,284
Swedish Orphan Biovitrum AB(2)	3,766	71,107
Tele2 AB, Class B(1)	4,040	55,755
Telefonaktiebolaget LM Ericsson, Class B	16,748	210,882
Telia Co. AB	41,615	182,369
Volvo AB, Class B(2)	2,772	68,298
Wallenstam AB, Class B	3,540	53,897

		$3,240,403

Switzerland — 8.9%
Adecco Group AG	1,216	$75,958
ALSO Holding AG	375	100,660
Baloise Holding AG	396	66,315
Banque Cantonale Vaudoise	570	60,313
Belimo Holding AG	7	53,944
BKW AG	330	37,695
Cembra Money Bank AG	670	72,794
Cie Financiere Richemont S.A.	7,871	731,090
Comet Holding AG	287	65,558
DKSH Holding AG	773	62,169
dormakaba Holding AG(1)	68	40,755
Ems-Chemie Holding AG	72	67,910
Flughafen Zurich AG(2)	187	30,813
Forbo Holding AG	26	44,269
Geberit AG	221	135,267
Givaudan S.A.	85	342,446
Helvetia Holding AG	425	42,571
Implenia AG	883	24,699
Ina Invest Holding AG(2)	176	3,612
Inficon Holding AG	86	93,255
Intershop Holding AG	78	52,487
Kuehne & Nagel International AG	464	105,586
Landis+Gyr Group AG(2)	1,111	81,850
Logitech International S.A.	2,351	244,171
Mobilezone Holding AG	4,644	49,746
Nestle S.A.	6,807	763,041
Novartis AG	3,902	353,307

Security	Shares	Value
Partners Group Holding AG	75	$88,559
PSP Swiss Property AG	649	83,032
Roche Holding AG PC	1,070	369,270
Schindler Holding AG	219	57,610
Schindler Holding AG PC	353	93,165
Schweiter Technologies AG	26	44,962
SGS S.A., Class R	23	69,759
SIG Combibloc Group AG	3,912	92,851
Sika AG	1,308	355,922
Sonova Holding AG(2)	345	83,227
Stadler Rail AG(1)	954	47,661
Swatch Group AG (The)	155	44,648
Swiss Life Holding AG	264	120,372
Swiss Prime Site AG	1,328	129,071
Swiss Re AG	1,673	147,495
Swisscom AG	445	242,204
Valora Holding AG(2)	245	46,857
Zehnder Group AG	691	50,544
Zurich Insurance Group AG	683	273,095

		$6,242,585

United Kingdom — 9.3%
3i Group PLC	3,933	$59,599
Admiral Group PLC	1,052	41,460
Assura PLC	34,782	34,445
AstraZeneca PLC	2,948	300,729
Auto Trader Group PLC(3)	12,550	96,755
Avast PLC(3)	12,144	78,301
Aveva Group PLC	907	45,014
Aviva PLC	7,746	35,431
BAE Systems PLC	8,600	54,264
Barclays PLC(2)	20,448	37,301
Barratt Developments PLC(2)	3,866	33,669
Bellway PLC	608	22,867
Berkeley Group Holdings PLC	552	31,568
BHP Group PLC	7,729	211,816
Big Yellow Group PLC	2,400	36,216
BMO Commercial Property Trust	14,249	15,206
BP PLC	80,334	298,517
BT Group PLC(2)	55,954	95,943
Bunzl PLC	1,400	44,940
Coca-Cola European Partners PLC	5,000	232,350
Compass Group PLC(2)	5,483	97,942
Croda International PLC	489	42,014
Derwent London PLC	1,020	44,152
Diageo PLC	4,200	168,618
Direct Line Insurance Group PLC	9,041	37,108
Elementis PLC(2)	14,188	21,381
Essentra PLC(2)	5,799	22,853
Experian PLC	1,492	52,149
Ferguson PLC	689	79,999
Fresnillo PLC	4,030	54,303
GlaxoSmithKline PLC	7,783	144,540
Great Portland Estates PLC	4,065	36,209

Security	Shares	Value
Halma PLC	5,460	$184,036
Howden Joinery Group PLC(2)	5,263	48,256
HSBC Holdings PLC(2)	14,993	78,452
Imperial Brands PLC	1,796	36,049
InterContinental Hotels Group PLC(2)	671	41,338
Intertek Group PLC	543	40,895
Land Securities Group PLC	6,288	52,648
London Stock Exchange Group PLC	726	86,187
LondonMetric Property PLC	11,374	35,401
Marks & Spencer Group PLC(2)	30,532	58,970
Meggitt PLC(2)	3,859	20,868
Mondi PLC	3,379	79,575
Moneysupermarket.com Group PLC	13,551	49,427
National Grid PLC	21,734	252,455
NCC Group PLC	21,199	71,507
Next PLC(2)	582	61,444
Pearson PLC(1)	5,346	59,229
Persimmon PLC	2,761	96,106
Phoenix Group Holdings PLC	5,262	48,493
QinetiQ Group PLC	8,311	34,131
Reckitt Benckiser Group PLC	1,454	123,268
RELX PLC	3,168	78,435
Rentokil Initial PLC(2)	5,526	37,504
Rightmove PLC(2)	13,046	106,792
Rio Tinto PLC	3,415	259,086
Royal Dutch Shell PLC, Class A	16,638	307,874
Royal Mail PLC(2)	6,900	38,119
RSA Insurance Group PLC	4,203	38,748
Safestore Holdings PLC	3,803	42,108
Sage Group PLC (The)	15,349	123,591
Segro PLC	8,635	112,380
Severn Trent PLC	3,397	107,389
Shaftesbury PLC(2)	2,388	18,228
Spirax-Sarco Engineering PLC	358	54,126
Standard Life Aberdeen PLC	8,792	36,194
Tate & Lyle PLC	7,007	65,996
Taylor Wimpey PLC(2)	12,334	24,616
Tritax Big Box REIT PLC	37,589	94,665
Unilever PLC(5)	2,896	168,342
Unilever PLC(5)	2,083	121,346
UNITE Group PLC (The)(2)	5,785	75,873
United Utilities Group PLC	9,445	119,052
Vodafone Group PLC	119,033	203,278
WH Smith PLC	1,016	21,216
Whitbread PLC(2)	1,423	54,078
WM Morrison Supermarkets PLC	8,786	21,547

		$6,496,977

Total Common Stocks (identified cost $60,323,250)		$69,321,283

Rights (2) — 0.0%

Security	Shares	Value
BUWOG AG(4)	1,234	$0

Total Rights (identified cost $0)		$0

Warrants (2) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(4)	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.6%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)	131,051	$131,051
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(7)	997,624	997,624

Total Short-Term Investments (identified cost $1,128,675)		$1,128,675

Total Investments — 100.8% (identified cost $61,451,925)		$70,449,958

Other Assets, Less Liabilities — (0.8)%		$(585,745)

Net Assets — 100.0%		$69,864,213

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at January 31, 2021. The aggregate market value of securities on loan at January 31, 2021 was $2,975,483 and the total market value of the collateral received by the Portfolio was $3,214,502, comprised of cash of $997,624 and U.S. government and/or agencies securities of $2,216,878.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $2,024,841 or 2.9% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Securities are traded on separate exchanges for the same entity.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

(7)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Consumer Discretionary	11.1%	$7,784,448
Materials	10.4	7,298,089
Industrials	10.4	7,248,534
Financials	10.4	7,235,837
Information Technology	10.0	6,952,245
Consumer Staples	9.5	6,666,941
Health Care	9.5	6,626,574
Communication Services	8.2	5,735,553
Real Estate	7.5	5,274,875
Utilities	7.2	5,001,193
Energy	5.0	3,496,994
Short-Term Investments	1.6	1,128,675

Total Investments	100.8%	$70,449,958

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

Currency Abbreviations:

SGD	-	Singapore Dollar

The Portfolio did not have any open derivative instruments at January 31, 2021.

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $131,051, which represents 0.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$137,978	$949,288	$(956,215)	$—	$—	$131,051	$24	131,051

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$503,113	$20,262,720		$0	$20,765,833
Developed Europe	701,212	46,208,972		0	46,910,184
Developed Middle East	236,682	1,408,584		—	1,645,266
Total Common Stocks	$1,441,007	$67,880,276	**	$0	$69,321,283
Rights	$—	$—		$0	$0
Warrants	—	—		0	0
Short-Term Investments	997,624	131,051		—	1,128,675
Total Investments	$2,438,631	$68,011,327		$0	$70,449,958

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.